PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Net Periodic Other Post-Employment Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Total	$ 147	$ 430	$ 435
Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	9	85	80
Past service cost - Plan amendments	(57)	(1)
Past service cost - Curtailments	(7)	3
Net interest cost (income) on net DB liability (asset)	25	110	143
Past service cost - Settlements	(14)	8	8
Total	(44)	205	231
United States | Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	0	44	40
Past service cost - Plan amendments	0	0
Past service cost - Curtailments	0	3
Net interest cost (income) on net DB liability (asset)	1	79	104
Past service cost - Settlements	0	0	0
Total	1	126	144
Canada | Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	(1)	10	9
Past service cost - Plan amendments	1	(1)
Past service cost - Curtailments	0	0
Net interest cost (income) on net DB liability (asset)	18	19	22
Past service cost - Settlements	(1)	0	0
Total	17	28	31
Europe | Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	7	27	28
Past service cost - Plan amendments	(58)	0
Past service cost - Curtailments	(7)	0
Net interest cost (income) on net DB liability (asset)	2	7	11
Past service cost - Settlements	(13)	8	8
Total	(69)	42	47
Other | Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	3	4	3
Past service cost - Plan amendments	0	0
Past service cost - Curtailments	0	0
Net interest cost (income) on net DB liability (asset)	4	5	6
Past service cost - Settlements	0	0	0
Total	$ 7	$ 9	$ 9